Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (deficiency) (unaudited) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium [member]	Non-controlling interests [member]	Ordinary shares [member]	Preference shares [member]	Total
Balance at Mar. 31, 2017	$ 259,571	$ (1,749,471)		$ 70,361	$ 1,070,076	$ 128,363		$ 13,508	$ 58,266		$ 1,070,076	$ 128,363
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 15 and 9
PROFIT (LOSS) FOR THE PERIOD	103,858									5,451			$ 109,309
Balance at Jun. 30, 2017	363,429	(1,771,254)	$ (1,407,825)	65,593	1,068,778	132,266	$ 1,201,044	13,508	57,861				(69,819)
Statement Line Items [Line Items]
Dividends declared and paid		(21,783)
Other comprehensive income (loss)				(4,768)
Share-based units exercised					10,145				(10,145)
Repurchase and cancellation of shares					(11,443)
Shares issued						4,361
Shares issuance costs						(458)
Add: Share-based compensation expense									15,247
Non-cash deferred share grant distributions									12
Less: Purchase of non-controlling interest
Share-based compensation adjustment									(5,519)
Distributions to non-controlling shareholders										(5,451)
Foreign exchange impact on non-controlling interest
Balance at Mar. 31, 2017	259,571	(1,749,471)		70,361	1,070,076	128,363		13,508	58,266		1,070,076	128,363
Balance at Mar. 31, 2018	768,847	(1,835,778)		91,934	1,079,055	136,771	1,215,826	13,029	(22,722)	(422)	1,079,055	136,771	230,743
Statement Line Items [Line Items]
Share-based units exercised											11,954
Repurchase and cancellation of shares											(11,941)
Shares issued												9,260
Shares issuance costs												852
Balance at Jun. 30, 2017	363,429	(1,771,254)	(1,407,825)	65,593	1,068,778	132,266	1,201,044	13,508	57,861				(69,819)
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD													367,842
Balance at Jun. 30, 2018	748,181	(1,858,040)	(1,109,859)	77,821	1,084,034	146,983	1,231,017	13,029	(24,590)	(408)	1,084,034	146,983	187,010
Balance at Mar. 31, 2018	768,847	(1,835,778)		91,934	1,079,055	136,771	1,215,826	13,029	(22,722)	(422)	1,079,055	136,771	230,743
Statement Line Items [Line Items]
Adjustment for adoption of IFRS 15 and 9	20,711			(17,863)
PROFIT (LOSS) FOR THE PERIOD	(41,377)									(46)			(41,423)
Balance at Jun. 30, 2018	$ 748,181	(1,858,040)	$ (1,109,859)	77,821	1,084,034	146,983	$ 1,231,017	$ 13,029	(24,590)	(408)	1,084,034	146,983	$ 187,010
Statement Line Items [Line Items]
Dividends declared and paid		$ (22,262)
Other comprehensive income (loss)				$ 3,750
Share-based units exercised					4,979				(4,979)		4,979
Repurchase and cancellation of shares
Shares issued						10,447						10,447
Shares issuance costs						$ (235)						$ 235
Add: Share-based compensation expense									1,775
Non-cash deferred share grant distributions									14
Less: Purchase of non-controlling interest									1,566
Share-based compensation adjustment									$ (244)
Distributions to non-controlling shareholders
Foreign exchange impact on non-controlling interest										$ 60